Intangibles	9 Months Ended
Sep. 30, 2012
Intangibles

Note 9—Intangibles

The carrying value and accumulated amortization of intangible assets at September 30, 2012, by major intangible asset category, is as follows (in thousands):

	Successor
	September 30, 2012
	Carrying Value	Accumulated Amortization	Net Carrying Amount
Construction management contracts	$4,640	$(800)	$3,840
Homes in backlog	4,030	(3,941)	89
Joint venture management fees	800	(293)	507

Total	$9,470	$(5,034)	$4,436

Amortization expense related to intangible assets for the period from February 25, 2012 through September 30, 2012 was $5.0 million. There was no amortization expense related to intangible assets for the period from January 1, 2012 through February 24, 2012 or prior, since the intangible assets were recorded in conjunction with ASC 852. Amortization expense is included in general and administrative expense in the accompanying condensed consolidated statements of operations.

Estimated future amortization expense related to intangible assets is as follows (in thousands):

Total Amortization
2012 (from October 1 to December 31)	$629
2013	912
2014	1,244
2015	1,651
2016	—

Total	$4,436